Notes Payable (Details) - Schedule of future minimum annual maturities of notes payable - Maximum [Member] - DocGo Inc. and Subsidiaries [Member]	Dec. 31, 2021 USD ($)
Notes Payable (Details) - Schedule of future minimum annual maturities of notes payable [Line Items]
2022	$ 561,863
2023	485,390
2024	326,565
2025	248,120
2026	149,536
Thereafter	131,814
Total maturities	1,903,288
Current portion of notes payable	(600,449)
Long-term portion of notes payable	$ 1,302,839